INVESTMENTS - Summarized Equity Investee Financial Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Kibali [Member]
Disclosure of joint ventures [line items]
Revenue	$ 1,328	$ 1,469
Cost of sales (excluding depreciation)	528	513
Depreciation	390	308
Finance expense (income)	0	0
Other expense (income)	104	38
Income before income taxes	306	610
Income tax expense	(121)	(125)
Net income	185	485
Total comprehensive income	185	485
Net income (net of non-controlling interests)	172	438
Jabal Sayid [Member]
Disclosure of joint ventures [line items]
Revenue	539	597
Cost of sales (excluding depreciation)	170	157
Depreciation	49	42
Finance expense (income)	0	1
Other expense (income)	4	(5)
Income before income taxes	316	402
Income tax expense	(67)	(84)
Net income	249	318
Total comprehensive income	249	318
Net income (net of non-controlling interests)	249	318
Zaldivar [Member]
Disclosure of joint ventures [line items]
Revenue	781	847
Cost of sales (excluding depreciation)	463	469
Depreciation	147	158
Finance expense (income)	1	(4)
Other expense (income)	32	25
Income before income taxes	138	199
Income tax expense	(44)	(61)
Net income	94	138
Total comprehensive income	94	138
Net income (net of non-controlling interests)	$ 94	$ 138